Document and Entity Information	Dec. 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002078856
Document Type	8-K
Document Period End Date	Dec. 08, 2025
Entity Registrant Name	HYPERLIQUID STRATEGIES INC
Entity Incorporation State Country Code	DE
Entity File Number	001-42985
Entity Tax Identification Number	39-3284080
Entity Address, Address Line One	477 Madison Avenue
Entity Address, Address Line Two	22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	883-4330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PURR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false